UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10471

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2007 to March 31, 2007

Item 1:           Schedule of Investments

Credit Suisse Institutional Money Market Fund, Inc. - Prime Portfolio

Schedule of Investments

March 31, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMERCIAL PAPER (36.2%)
ASSET BACKED (36.2%)
$150,000	Altius I Funding Corp.	(A-1+, P-1)	04/16/07	5.340	$149,670,625
50,000	Atlas Capital Funding Corp.	(A-1+, P-1)	04/25/07	5.335	49,826,000
60,000	Atlas Capital Funding Corp.	(A-1+, P-1)	05/09/07	5.355	59,669,717
50,000	Atlas Capital Funding Corp.##	(A-1+, P-1)	06/25/07	5.326	50,000,000
50,000	Atlas Capital Funding Corp.	(A-1+, P-1)	07/16/07	5.338	49,235,917
50,000	Atlas Capital Funding Corp.##	(A-1+, P-1)	08/16/07	5.300	50,000,000
115,000	Atlas Capital Funding Corp.##	(A-1+, P-1)	09/25/07	5.300	115,000,000
168,515	Buckingham CDO II LLC	(A-1+, P-1)	04/09/07	5.305	168,317,276
100,000	Buckingham CDO II LLC	(A-1+, P-1)	04/25/07	5.326	99,646,667
50,000	Buckingham CDO III LLC	(A-1+, P-1)	04/05/07	5.323	49,970,639
289,502	Buckingham CDO III LLC	(A-1+, P-1)	04/23/07	5.321	288,564,335
100,000	Buckingham CDO LLC	(A-1+, P-1)	04/25/07	5.326	99,646,667
50,000	Cheyne Finance LLC	(A-1+, P-1)	04/18/07	5.338	49,876,750
63,650	Citius II Funding LLC	(A-1+, P-1)	04/03/07	5.317	63,631,294
50,000	Citius II Funding LLC	(A-1+, P-1)	04/04/07	5.318	49,977,958
73,661	Citius II Funding LLC	(A-1+, P-1)	04/05/07	5.319	73,617,704
133,979	Citius II Funding LLC	(A-1+, P-1)	04/23/07	5.325	133,545,057
97,812	Citius II Funding LLC	(A-1+, P-1)	04/26/07	5.327	97,451,997
51,944	Citius II Funding LLC	(A-1+, P-1)	05/18/07	5.346	51,584,576
120,608	Citius II Funding LLC	(A-1+, P-1)	05/29/07	5.329	119,582,028
90,000	Davis Square Funding III Corp.	(A-1+, P-1)	04/16/07	5.339	89,802,375
150,000	Davis Square Funding V Corp.	(A-1+, P-1)	04/05/07	5.338	149,911,167
50,000	Davis Square Funding VI Corp.	(A-1+, P-1)	04/03/07	5.315	49,985,278
150,000	Deutsche Bank AG	(A-1+, P-1)	11/21/07	5.400	150,000,000
40,000	Harwood Street Funding I LLC	(A-1+, P-1)	04/02/07	5.553	39,993,833
50,000	Harwood Street Funding I LLC	(A-1+, P-1)	04/03/07	5.321	49,985,306
50,000	Harwood Street Funding I LLC	(A-1+, P-1)	04/09/07	5.320	49,941,278
50,000	Harwood Street Funding I LLC	(A-1+, P-1)	04/20/07	5.330	49,859,875
50,000	Harwood Street Funding I LLC	(A-1+, P-1)	04/26/07	5.337	49,815,625
80,050	Harwood Street Funding I LLC	(A-1+, P-1)	05/04/07	5.343	79,660,357
800,000	KKR Atlantic Funding Trust	(A-1+, P-1)	04/30/07	5.346	796,571,555
278,701	KKR Pacific Funding Trust	(A-1+, P-1)	04/09/07	5.317	278,373,371
369,475	KKR Pacific Funding Trust	(A-1+, P-1)	04/24/07	5.335	368,221,556
145,000	Liberty Harbour CDO, Inc.	(A-1+, P-1)	04/20/07	5.324	144,595,168
124,607	Liberty Harbour CDO, Inc.	(A-1+, P-1)	04/25/07	5.335	124,168,383
135,947	Liberty Harbour CDO, Inc.	(A-1+, P-1)	04/27/07	5.341	135,428,589
100,000	Mica Funding LLC	(A-1, P-1)	04/05/07	5.313	99,941,222
45,000	Mica Funding LLC	(A-1, P-1)	04/05/07	5.316	44,973,500
300,000	Mica Funding LLC	(A-1, P-1)	04/05/07	5.324	299,823,333
170,000	Mica Funding LLC	(A-1, P-1)	04/20/07	5.334	169,523,575
150,847	Park Granada LLC	(A-1+, P-1)	04/02/07	5.310	150,824,876
31,324	Park Granada LLC	(A-1+, P-1)	04/09/07	5.315	31,287,246
33,253	Park Granada LLC	(A-1+, P-1)	04/10/07	5.316	33,209,106
61,536	Park Granada LLC	(A-1+, P-1)	04/13/07	5.318	61,427,697
35,000	Saturn Ventures II, Inc.##	(A-1+, P-1)	08/07/07	5.379	35,000,000
641,328	Societe Generale	(A-1+, P-1)	04/02/07	5.500	641,328,000
40,000	Stanfield Victoria Funding LLC	(A-1+, P-1)	04/25/07	5.360	39,860,800
232,550	Thornburg Mortgage Capital Resources LLC	(A-1+, P-1)	04/09/07	5.307	232,277,141
50,000	Witherspoon CDO Funding LLC##	(A-1+, P-1)	04/16/07	5.330	49,889,479
185,000	Witherspoon CDO Funding LLC	(A-1+, P-1)	06/15/07	5.320	185,000,000

TOTAL COMMERCIAL PAPER (Cost $6,549,494,898)					6,549,494,898

CERTIFICATES OF DEPOSIT (5.4%)
Banking (5.4%)
50,000	Barclays Bank PLC	(A-1+, P-1)	06/04/07	5.440	50,000,000
50,000	Barclays Bank PLC	(A-1+, P-1)	06/11/07	5.440	50,000,000
170,000	Barclays Bank PLC	(A-1+, P-1)	01/29/08	5.375	170,000,000
50,000	BNP Paribas NY##	(A-1+, P-1)	10/03/07	5.300	49,992,612
150,000	BNP Paribas NY##	(A-1+, P-1)	10/03/07	5.300	149,977,264
40,000	Mercantile Safe Deposit & Trust##	(A-1+, P-1)	05/22/07	5.280	39,998,287
150,000	Societe Generale NY	(A-1+, P-1)	01/09/08	5.400	150,000,000
75,000	Toronto Dominion Bank	(A-1, P-1)	08/03/07	5.505	75,012,699

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CERTIFICATES OF DEPOSIT
Banking
$150,000	Unicredito Italiano NY	(A-1, P-1)	04/30/07	5.348	$150,000,000
100,000	Unicredito Italiano NY	(A-1, P-1)	10/29/07	5.395	99,986,087
TOTAL CERTIFICATES OF DEPOSIT (Cost $984,966,949)					984,966,949

CORPORATE OBLIGATIONS (1.7%)
Finance (1.7%)
50,000	CC USA, Inc., Series MTN, Notes	(AAA, Aaa)	06/18/07	5.520	50,000,000
250,000	Goldman Sachs Promissory Note##	(AAA, Aaa)	10/09/07	5.350	250,000,000
TOTAL CORPORATE OBLIGATIONS (Cost $300,000,000)					300,000,000

VARIABLE RATE CORPORATE OBLIGATIONS (51.2%)
Asset Backed (1.7%)
47,983	Americredit Automobile Receivables Trust, Series 2007-AX, Class A1##	(A-1, P-1)	02/06/08	5.315	47,982,748
45,000	Cheyne High Grade CDO, Ltd., Series 2004-1A, Class AM2##	(A-1+, P-1)	11/13/07	5.370	45,000,000
39,551	Commodore CDO, Ltd., Series 2003-2A, Class A1MM##	(AAA, Aaa)	06/12/07	5.420	39,550,733
61,500	Newcastle CDO, Ltd., Series 2005-6A, Class IM2##	(AAA, Aaa)	01/24/08	5.320	61,490,078
50,000	Newcastle CDO, Ltd., Series 2005-6A, Class lM1##	(AAA, Aaa)	04/24/07	5.320	49,998,736
70,513	TIAA Real Estate CDO, Ltd., Series 2003-1A, Class A1MM##	(AAA, Aaa)	03/28/08	5.350	70,513,259
					314,535,554

Banking (10.3%)
250,000	Bank of America NA, Master Notes##	(A-1+, P-1)	03/28/08	5.508	250,000,000
25,000	Bayerische Landesbank Girozentrale, Notes##	(AAA, Aaa)	03/24/08	5.370	25,012,099
175,000	Caja de Ahorros y Monte de Piedad de Madrid SA, Senior Unsecured Notes##	(AA-, Aa2)	02/13/08	5.360	175,001,386
50,000	Credit Agricole SA, Rule 144A, Notes##‡	(AA-, Aa2)	02/22/08	5.330	50,000,000
445,000	Credit Agricole SA, Rule 144A, Notes##‡	(AA-, Aa2)	04/15/08	5.320	445,000,000
185,000	Dekabank Deutsche Girozentrale, Yankee Notes##	(AA, Aaa)	02/19/08	5.380	185,053,445
170,000	HSH Nordbank AG, Rule 144A, Notes##‡	(Aa-, Aa1)	03/20/08	5.350	170,096,317
40,000	Intesa Bank Ireland PLC, Series BKNT, Bank Guaranteed Notes##	(AA-, Aa3)	03/25/08	5.320	40,000,000
75,000	Natixis, Rule 144A, Secured Notes##‡	(AA, Aa2)	03/07/08	5.350	75,000,000
97,500	Natixis, Rule 144A, Yankee Bonds##‡	(AA, Aa3)	03/14/08	5.330	97,525,519
250,000	Svenska Handelsbanken AB, Rule 144A, Notes##‡	(AA-, Aa1)	04/04/08	5.290	250,000,000
100,000	Svenska Handelsbanken NY, Series MTN, Notes##	(AA-, Aa1)	04/21/08	5.290	100,000,000
10,000	Unicredito Italiano Bank PLC, Series LIB, Company Guaranteed Notes##	(A+, A1)	03/07/08	5.340	10,000,000
					1,872,688,766

Finance (32.9%)
46,000	Allstate Life Global Funding II, Series MTN, Notes##	(AA, Aa2)	03/14/08	5.360	46,025,298
285,000	Allstate Life Global Funding Trust Senior Notes##	(AA, Aa2)	05/02/08	5.285	285,000,000
15,000	Allstate Life Global Funding Trusts, Series MTN, Global Secured Notes##	(AA, Aa2)	01/25/08	5.320	15,000,000
50,000	Atlas Capital Funding Corp., Series MTN, Notes##	(AAA, Aaa)	07/16/07	5.310	50,000,000
50,000	Atlas Capital Funding Corp., Series MTN, Notes##	(AAA, Aaa)	07/16/07	5.340	50,000,000
87,000	Atlas Capital Funding Corp., Series MTN, Notes##	(AAA, Aaa)	10/18/07	5.317	87,000,000
50,000	Bear Stearns Companies, Inc., Series MTN, Notes##	(A+, A1)	03/14/08	5.310	50,000,000
32,700	BNP Paribas, Rule 144A, Guaranteed Notes##‡	(AA, Aa2)	03/26/08	5.310	32,701,485
90,000	BNP Paribas, Rule 144A, Notes##‡	(AA, Aa2)	02/19/08	5.330	90,003,762
100,000	Cheyne Finance LLC, Series MTN, Notes##	(AAA, Aaa)	06/15/07	5.285	99,994,863
100,000	Cheyne Finance LLC, Series MTN, Notes##	(AAA, Aaa)	11/15/07	5.313	99,983,134
100,000	Cheyne Finance LLC, Series MTN, Notes##	(AAA, Aaa)	11/20/07	5.323	99,989,156
100,000	Cheyne Finance LLC, Series MTN, Notes##	(AAA, Aaa)	01/09/08	5.318	99,984,493
100,000	Cheyne Finance LLC, Series MTN, Notes##	(AAA, Aaa)	03/13/08	5.298	99,979,085
200,000	Cheyne Finance LLC, Series MTN, Notes##	(AAA, Aaa)	03/17/08	5.285	199,961,848
50,000	Cheyne Finance LLC, Series MTN, Notes##	(AAA, Aaa)	03/17/08	5.310	49,988,383
30,000	CIT Group, Inc., Series MTN, Global Senior Unsecured Notes##	(A, A2)	08/24/07	5.430	30,009,694
50,000	Counts Series 2007-1, Rule 144A, Secured Notes##‡	(A-1+, P-1)	02/06/08	5.346	50,000,000
450,000	Cullinan Finance Corp., Series MTN, Notes##	(AAA, Aaa)	12/07/07	5.290	449,955,000
90,000	Cullinan Finance Corp., Series MTN, Notes##	(AAA, Aaa)	12/11/07	5.300	89,986,410
50,000	Cullinan Finance Corp., Series MTN, Notes##	(AAA, Aaa)	02/11/08	5.340	50,000,611
65,000	Five Finance, Inc., Series MTN, Notes##	(AAA, Aaa)	06/28/07	5.700	65,031,737
78,000	Five Finance, Inc., Series MTN, Notes##	(AAA, Aaa)	09/13/07	5.310	77,995,609

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

VARIABLE RATE CORPORATE OBLIGATIONS
Finance
$75,000	General Electric Capital Corp., Series MTN, Notes##	(AAA, Aaa)	04/24/08	5.280	$75,000,000
50,000	General Electric Capital Corp., Series MTNA, Global Notes##	(AAA, Aaa)	06/22/07	5.410	50,009,903
500,000	General Electric Capital Corp., Series MTNA, Global Notes##	(AAA, Aaa)	01/15/08	5.410	500,326,925
100,000	Genworth Life Institutional Funding, Series EXT, Secured Notes##	(AA-, Aa3)	02/11/08	5.310	100,000,000
86,000	Harrier Finance Funding LLC, Series MTN, Notes##	(AAA, Aaa)	09/10/07	5.300	85,998,660
100,000	Harrier Finance Funding LLC, Series MTN, Notes##	(AAA, Aaa)	11/09/07	5.285	99,984,466
50,000	MBNA Europe Funding PLC, Rule 144A, Bank Guaranteed Notes##‡	(AA, Aa1)	09/07/07	5.430	50,021,459
119,000	Merrill Lynch & Co., Series MTN5, Notes##	(AA-, Aa3)	07/11/07	5.570	119,087,699
50,000	Merrill Lynch & Company, Inc., Series MTN, Global Notes##	(AA-, Aa3)	03/24/08	5.300	50,000,000
22,000	Merrill Lynch & Company, Inc., Series MTNC, Notes##	(AA-, Aa3)	06/15/07	5.385	22,002,415
300,000	Metropolitan Life Global Funding I, Rule 144A, Bonds##‡	(AA, Aa2)	03/20/08	5.310	300,000,000
75,000	Monument Global 2007-F, Rule 144A, Notes##‡	(AA, Aa3)	03/20/08	5.330	75,000,000
50,000	Monumental Global Funding II, Bonds##	(AA, Aa3)	12/20/07	5.330	50,000,000
26,800	Nationwide Life Global Funding I, Rule 144A, Notes##‡	(AA-, Aa3)	05/15/07	5.450	26,803,333
60,000	Nationwide Life Global Funding I, Rule 144A, Notes##‡	(AA-, Aa3)	06/22/07	5.440	60,013,821
15,550	Nationwide Life Global Funding I, Rule 144A, Notes##‡	(AA-, Aa3)	09/28/07	5.440	15,557,690
75,000	Pacific Life Global Funding, Rule 144A, Notes##‡	(AA, Aa3)	03/13/08	5.370	75,051,001
150,000	Sedna Finance, Inc., Series MTN, Notes##	(AAA, Aaa)	11/15/07	5.330	149,990,630
150,000	Sedna Finance, Inc., Series MTN, Notes##	(AAA, Aaa)	11/28/07	5.330	149,990,096
200,000	Sedna Finance, Inc., Series MTN, Notes##	(AAA, Aaa)	11/29/07	5.330	199,986,740
125,000	Sigma Finance, Inc., Series MTN, Company Guaranteed Notes##	(AAA, Aaa)	10/16/07	5.320	124,992,306
150,000	Sigma Finance, Inc., Series MTN, Notes##	(AAA, Aaa)	08/16/07	5.330	149,997,310
150,000	Sigma Finance, Inc., Series MTN1, Company Guaranteed Notes##	(AAA, Aaa)	01/15/08	5.320	149,994,045
100,000	Stanfield Victoria Funding LLC, Series MTN, Notes##	(AAA, Aaa)	02/01/08	5.320	99,983,504
200,000	Stanfield Victoria LLC, Series MTN, Notes##	(AAA, Aaa)	08/28/07	5.320	199,983,258
150,000	Stanfield Victoria LLC, Series MTN, Notes##	(AAA, Aaa)	12/03/07	5.331	149,979,891
15,000	Stanfield Victoria LLC, Series MTN, Notes##	(AAA, Aaa)	03/25/08	5.300	14,999,297
83,000	Tango Finance Corp., Series MTN, Notes##	(AAA, Aaa)	08/24/07	5.340	82,997,918
50,000	Theta Corp., Series MTN, Notes##	(AAA, Aaa)	10/09/07	5.370	50,000,000
50,000	Theta Corp., Series MTN, Notes##	(AAA, Aaa)	10/16/07	5.370	50,000,000
50,000	Theta Corp., Series MTN, Notes	(AAA, Aaa)	02/01/08	5.420	50,000,000
25,000	Union Hamilton Special Funding LLC, Series MTN, Company Guaranteed Notes##	(A+, Aa3)	06/21/07	5.350	25,000,000
90,000	Whistlejacket Capital, Ltd., Series MTN, Notes	(AAA, Aaa)	09/10/07	5.365	89,994,041
50,000	Whistlejacket Capital, Ltd., Series MTN, Notes##	(AAA, Aaa)	11/20/07	5.315	49,992,397
50,000	Whistlejacket Capital, Ltd., Series MTN, Notes##	(AAA, Aaa)	11/20/07	5.318	49,992,819
100,000	White Pine Finance LLC, Series MTN, Company Guaranteed Notes##	(AAA, Aaa)	06/21/07	5.330	100,000,201
					5,961,322,393

Mortgage Backed Securities (6.3%)
296,000	Brunel Residential Mortgage Securities, Series 2007-1A, Class A3##	(AAA, Aaa)	04/13/07	5.310	296,000,000
150,000	Holmes Master Issuer PLC, Series 2006-1A, Class 1A##	(A-1+, P-1)	04/16/07	5.300	150,000,000
125,000	Holmes Master Issuer PLC, Series 2007-1, Class 1A1##	(A-1+, P-1)	03/15/08	5.305	125,000,000
33,032	Paragon Mortgages PLC, Series 11A, Class A1##	(AAA, Aaa)	04/16/07	5.310	33,031,639
144,437	Paragon Mortgages PLC, Series 12A, Class A1##	(AAA, Aaa)	04/16/07	5.300	144,436,757
49,237	Paragon Mortgages PLC, Series 13A, Class A1##	(AAA, Aaa)	04/16/07	5.310	49,237,075
235,000	Paragon Mortgages PLC, Series 14A, Class A1##	(AAA, Aaa)	04/16/07	5.320	235,000,000
100,000	Permanent Master Issuer PLC, Series 2007-1, Class 1A##	(A-1+, P-1)	01/15/08	5.312	100,000,000
					1,132,705,471
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $9,281,252,184)					9,281,252,184

REPURCHASE AGREEMENTS (5.2%)
144,475	Goldman Sachs Tri Party Repo (Agreement dated 3/30/07, to be repurchased at $144,539,291, collateralized by $26,737,465 Federal Home Loan Bank Notes, from 4.38% to 4.50% due 9/26/08 to 9/11/09, $117,738,068 Freddie Mac Notes, from 3.63% to 7.10% due 4/10/07 to 3/05/19. Market Value of collateral is $147,365,044)	(A-1+, P-1)	04/02/07	5.340	144,475,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

REPURCHASE AGREEMENTS

$800,000	Goldman Sachs Tri Party Repo (Agreement dated 3/30/07, to be repurchased at $800,366,667, collateralized by $307,223,958 Federal Home Loan Bank Notes, from 3.63% to 6.00% due 6/01/07 to 3/28/16, $77,900,797 Freddie Mac Notes, from 5.40% to 6.00% due 2/01/16 to 1/26/22, $309,834,295 Fannie Mae Notes, from 3.58% to 6.00% due 5/17/07 to 8/10/20 and $105,041,850 Federal Farm Credit Bank Notes, from 4.80% to 6.03% due 10/06/11 to 3/21/16. Market Value of collateral is $816,000,918)	(A-1+, P-1)	04/02/07	5.500	$800,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $944,475,000)					944,475,000

TOTAL INVESTMENTS AT VALUE (99.7%) (Cost $18,060,189,031)					18,060,189,031

OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)					60,143,779

NET ASSETS (100.0%)					$18,120,332,810

Average Weighted Maturity - 37 days (unaudited)

INVESTMENT ABBREVIATIONS

BKNT = Bank Note

MTN = Medium Term Note

MTNA = Medium Term Note, Series A

MTNC = Medium Term Note, Series C

MTN5 = Medium Term Note, Series 5

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to a value of $1,862,774,387 or 10.3% of net assets.

##	The interest rate is as of March 31, 2007 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

Security Valuation – The net asset value of the Portfolio is generally determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, with certain exceptions as set forth in the prospectus. The Portfolio’s investments are valued under the amortized cost method, which has been determined by the Portfolio’s Board of Directors to represent the fair value of the Portfolio’s investments. Amortized cost involves valuing a Portfolio’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Portfolio’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Portfolio’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Institutional Money Market Fund, Inc. - Government Portfolio

Schedule of Investments

March 31, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (80.4%)
$2,000	Fannie Mae	(AAA, Aaa)	11/30/07	3.650	$1,979,073
4,980	Fannie Mae##	(AAA, Aaa)	12/03/07	5.250	4,978,806
2,000	Fannie Mae Discount Notes##	(AAA, Aaa)	06/21/07	5.210	1,983,535
5,000	Federal Home Loan Bank##	(AAA, Aaa)	04/04/07	5.220	5,000,000
10,500	Federal Home Loan Bank##	(AAA, Aaa)	06/08/07	5.200	10,499,732
3,000	Federal Home Loan Bank##	(AAA, Aaa)	10/03/07	5.250	2,999,407
5,000	Federal Home Loan Bank##	(AAA, Aaa)	01/10/08	5.200	4,998,814
2,858	Freddie Mac	(AAA, Aaa)	11/15/07	3.550	2,828,025
5,000	Freddie Mac Discount Notes##	(AAA, Aaa)	06/19/07	5.225	5,000,058
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	06/21/07	5.210	1,965,487
2,000	Freddie Mac Discount Notes##	(AAA, Aaa)	07/06/07	5.225	1,999,986
3,000	Freddie Mac Discount Notes	(AAA, Aaa)	08/03/07	5.141	2,942,803
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	08/16/07	5.138	1,960,392
6,000	Freddie Mac Discount Notes##	(AAA, Aaa)	09/17/07	5.205	5,999,837
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	09/18/07	5.094	1,952,579
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	10/16/07	5.044	1,945,000
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $59,033,534)					59,033,534

REPURCHASE AGREEMENT (19.0%)
$13,966	Goldman Sachs Tri Party Repo (Agreement dated 04/02/07, to be repurchased at $13,972,215, collateralized by $14,533,000 Fannie Mae Note, 6.08% due 12/06/21, $313,000 Fannie Mae Note, 5.00% due 04/15/15. Market value of collateral is $14,245,999) (Cost $13,966,000)	(A-1+, P-1)	04/02/07	5.340	13,966,000
TOTAL INVESTMENTS AT VALUE (99.4%) (Cost $72,999,534)					72,999,534

OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)					420,768

NET ASSETS (100.0%)					$73,420,302

Average Weighted Maturity - 58 days (unaudited)

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
##	The interest rate is as of March 31, 2007 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

Security Valuation – The net asset value of the Portfolio is generally determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on Monday through Friday, with certain exceptions as set forth in the prospectus. The Portfolio’s investments are valued under the amortized cost method, which has been determined by the Portfolio’s Board of Directors to represent the fair value of the Portfolio’s investments. Amortized cost involves valuing a Portfolio’s holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Portfolio’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which a Portfolio’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders.  This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:          Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:          Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	May 23, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 23, 2007